Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

December 4, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nuveen Municipal High Income Opportunity (File No. 333-161462 and 811-21449)
Form N-2

Dear Sir or Madam:

On behalf of our client, Nuveen Municipal High Income Opportunity Fund (the “Fund”), we are filing Form N-2/A under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”). This filing is being made for the purpose of registering additional Common Shares for an offering under Rule 415 under the 1933 Act.

If you have any questions regarding this filing, please contact me at (202) 739-5254.

Very truly yours,

/s/Trina C. Winkelmann

Trina C. Winkelmann